Cover Document	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Cullen/Frost Bankers, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-13221
Entity Tax Identification Number	74-1751768
Entity Address, Address Line One	111 W. Houston Street,
Entity Address, City or Town	San Antonio,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(210)
Local Phone Number	220-4011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000039263
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	CFR
Security Exchange Name	NYSE
Series B Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 4.450% Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	CFR.PrB
Security Exchange Name	NYSE